Summary of Redeemable Noncontrolling Interest (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($)		Dec. 31, 2013 CNY		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY
Temporary Equity Disclosure [Abstract]
Consideration paid by the Company to the noncontrolling interest holders	$ 43,020,000		260,400,000
Acquisition of subsidiaries' redeemable shares from noncontrolling shareholders	(20,147,000)	[1]	(121,962,000)	[1]	0	[1]	0	[1]
Acquisition of subsidiaries' shares from noncontrolling shareholders	22,870,000		138,439,000		1,021,000
Reclassification of redeemable noncontrolling interests	$ (146,841,000)	[2]	(888,934,000)	[2]	0	[2]	0	[2]

[1]	The Company purchased the redeemable noncontrolling interests of Qiyi and B.D. Mobile Telecommunication Limited in the year ended December 31, 2013. The difference between the consideration paid by the Company to the noncontrolling interest holders of RMB260.40 million (US$43.02 million), and the carrying amount of the redeemable noncontrolling interests of RMB121.96 million (US$20.15 million), which amounted to RMB138.44 million (US$22.87 million) was recognized in additional paid-in capital in accordance with ASC 810.
[2]	The carrying amount of the redeemable noncontrolling interests of Qunar amounting to RMB888.93 million (US$146.84 million) was reclassified from mezzanine equity to permanent equity without reversing any prior accretions on November 1, 2013 when Qunar completed its IPO in NASDAQ and the underlying redemption rights terminated accordingly.